Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2060 Fund
June 30, 2026
Z60-NPRT1-0826
1.9884252.109
Bond Funds - 3.1%
	Shares	Value ($)
Fidelity Series International Credit Fund (a)	5	44
Fidelity Series Long-Term Treasury Bond Index Fund (a)	185,660	989,568
TOTAL BOND FUNDS (Cost $987,145)		989,612

Domestic Equity Funds - 54.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	148,582	4,047,379
Fidelity Series Large Cap Growth Index Fund (a)	82,685	2,586,380
Fidelity Series Large Cap Stock Fund (a)	91,600	2,704,027
Fidelity Series Large Cap Value Index Fund (a)	225,695	4,780,222
Fidelity Series Small Cap Core Fund (a)	45,196	733,978
Fidelity Series Small Cap Opportunities Fund (a)	24,574	496,630
Fidelity Series Value Discovery Fund (a)	91,896	1,714,775
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,116,629)		17,063,391

International Equity Funds - 42.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	36,486	763,278
Fidelity Series Canada Index Fund (a)	26,449	264,487
Fidelity Series Emerging Markets Fund (a)	64,996	991,844
Fidelity Series Emerging Markets Opportunities Fund (a)	123,376	3,965,310
Fidelity Series International Growth Fund (a)	100,949	2,177,474
Fidelity Series International Index Fund (a)	49,971	831,025
Fidelity Series International Small Cap Fund (a)	13,183	249,296
Fidelity Series International Value Fund (a)	127,871	2,140,554
Fidelity Series Overseas Fund (a)	133,383	2,159,471
Fidelity Series Select International Small Cap Fund (a)	1,746	27,017
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,172,731)		13,569,756

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,276,505)	31,622,759
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	31,622,758

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series Blue Chip Growth Fund	3,768,397	412,166	1,137,335	-	146,008	858,143	4,047,379	148,582
Fidelity Series Canada Fund	1,218,208	218,855	707,261	-	44,818	(11,342)	763,278	36,486
Fidelity Series Canada Index Fund	-	264,487	-	-	-	-	264,487	26,449
Fidelity Series Commodity Strategy Fund	145,273	32,454	176,957	-	20,174	(20,944)	-	-
Fidelity Series Corporate Bond Fund	-	779	778	2	(1)	-	-	-
Fidelity Series Emerging Markets Fund	804,898	185,670	172,515	-	16,512	157,279	991,844	64,996
Fidelity Series Emerging Markets Opportunities Fund	3,226,026	670,431	712,522	-	64,609	716,766	3,965,310	123,376
Fidelity Series Government Bond Index Fund	-	2,023	2,023	4	-	-	-	-
Fidelity Series Government Money Market Fund	-	30,701	30,701	61	-	-	-	-
Fidelity Series International Credit Fund	42	-	-	-	-	2	44	5
Fidelity Series International Growth Fund	2,138,071	258,425	531,113	-	16,248	295,843	2,177,474	100,949
Fidelity Series International Index Fund	829,461	105,018	177,400	-	4,370	69,576	831,025	49,971
Fidelity Series International Small Cap Fund	286,747	22,714	84,203	-	7,651	16,387	249,296	13,183
Fidelity Series International Value Fund	2,142,290	318,790	447,832	-	8,318	118,988	2,140,554	127,871
Fidelity Series Investment Grade Bond Fund	-	1,774	1,774	4	-	-	-	-
Fidelity Series Investment Grade Securitized Fund	-	631	630	1	(1)	-	-	-
Fidelity Series Large Cap Growth Index Fund	2,402,497	341,194	557,332	10,062	35,402	364,619	2,586,380	82,685
Fidelity Series Large Cap Stock Fund	2,530,701	388,380	531,144	-	14,930	301,160	2,704,027	91,600
Fidelity Series Large Cap Value Index Fund	4,451,183	756,923	1,045,478	-	47,477	570,117	4,780,222	225,695
Fidelity Series Long-Term Treasury Bond Index Fund	1,245,169	397,783	648,478	9,229	(39,861)	34,955	989,568	185,660
Fidelity Series Overseas Fund	2,143,645	278,768	500,117	-	(31)	237,206	2,159,471	133,383
Fidelity Series Select International Small Cap Fund	24,384	838	410	-	20	2,185	27,017	1,746
Fidelity Series Small Cap Core Fund	711,198	52,892	147,624	22,223	23,239	94,273	733,978	45,196
Fidelity Series Small Cap Opportunities Fund	439,468	70,906	95,244	-	4,261	77,239	496,630	24,574
Fidelity Series Treasury Bill Index Fund	-	92,072	92,072	184	-	-	-	-
Fidelity Series Value Discovery Fund	1,590,559	315,996	367,320	-	6,172	169,368	1,714,775	91,896
	30,098,217	5,220,670	8,168,263	41,770	420,315	4,051,820	31,622,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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